FIXED ASSETS, NET (Details) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fixed assets
Fixed assets, cost	2,814	507
Accumulated depreciation	(977)	(471)
Fixed assets, net	1,837	36
Office equipment
Fixed assets
Fixed assets, cost	1,246
Leasehold improvements
Fixed assets
Fixed assets, cost	920
Computer hardware and software
Fixed assets
Fixed assets, cost	648	507